Tangible fixed assets (Tables)	12 Months Ended
Dec. 31, 2024
Tangible fixed assets
Schedule of movements in tangible fixed assets

			Total
		Other tangible	tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2023	2,358,896	5,612	2,364,508
Additions, net	7,748	1,705	9,453
Disposal	(203,884)	—	(203,884)
Write-off of fully amortized drydocking component	(7,173)	—	(7,173)
As of December 31, 2023	2,155,587	7,317	2,162,904
Additions, net	8,117	—	8,117
Disposal	(201,842)	—	(201,842)
Write-off of fully amortized drydocking component	(54)	—	(54)
As of December 31, 2024	1,961,808	7,317	1,969,125
Accumulated depreciation and impairment loss
As of January 1, 2023	686,737	—	686,737
Depreciation	59,424	—	59,424
Disposal	(53,542)	—	(53,542)
Write-off of fully amortized drydocking component	(7,173)	—	(7,173)
As of December 31, 2023	685,446	—	685,446
Depreciation	55,782	—	55,782
Disposal	(56,489)	—	(56,489)
Impairment loss	7,968	—	7,968
Write-off of fully amortized drydocking component	(54)	—	(54)
As of December 31, 2024	692,653	—	692,653
Net book value
As of December 31, 2023	1,470,141	7,317	1,477,458
As of December 31, 2024	1,269,155	7,317	1,276,472

Schedule of impairment loss recognized for owned vessels

	As of December 31, 2024
Vessel	Impairment loss	Recoverable amount
Methane Jane Elizabeth	(5,321)	53,827
Methane Alison Victoria	(2,647)	55,770
Total	(7,968)	109,597